TAX (Tables)	12 Months Ended
Dec. 31, 2020
TAX
Schedule of income tax

USDm	2020	2019	2018
Tax for the year
Current income tax for the year	0.4	0.9	0.8
Adjustments related to previous years	0.1	(0.4)	(0.1)
Adjustment of deferred tax liability	—	—	0.1
Income tax charge for the year	0.5	0.5	0.8
Tonnage tax charge for the year	0.9	0.3	0.8
Total	1.4	0.8	1.6

Schedule of deferred taxes

USDm	2020	2019	2018
Deferred tax liability
Balance as of 1 January	—	—	—
Deferred tax for the year	—	—	0.1
Adjustments related to previous years	—	—	(0.1)
Balance as of 31 December	—	—	—

Schedule of non-current tax liability related to held over gains

USDm	2020	2019	2018
Non-current tax liability related to held over gains
Balance as of 1 January	44.9	44.9	44.9
Balance as of 31 December	44.9	44.9	44.9